Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries - Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Service revenues and sales	$ 1,413,329	$ 1,430,043	$ 1,355,970
Cost of services provided and goods sold	1,008,808	1,033,321	970,484
Selling, general and administrative expenses	212,518	208,656	202,260
Depreciation	27,698	26,009	25,247
Amortization	4,690	4,512	4,252
Other operating expenses	26,221	1,126
Total costs and expenses	1,279,935	1,273,624	1,202,243
Income/ (loss) from operations	133,394	156,419	153,727
Interest expense	(15,035)	(14,723)	(13,888)
Other (expense)/income - net	5,470	4,123	717
Income before income taxes	123,829	145,819	140,556
Income tax (provision)/ benefit	(46,602)	(56,515)	(54,577)
Net Income	77,227	89,304	85,979
Consolidating Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net income of subsidiaries	(98,289)	(107,350)	(103,682)
Net Income	(98,289)	(107,350)	(103,682)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Service revenues and sales	1,383,140	1,400,561	1,328,425
Cost of services provided and goods sold	991,816	1,017,001	955,628
Selling, general and administrative expenses	176,967	175,166	172,368
Depreciation	25,797	24,179	23,496
Amortization	2,709	2,588	2,496
Other operating expenses	26,221	1,126
Total costs and expenses	1,223,510	1,220,060	1,153,988
Income/ (loss) from operations	159,630	180,501	174,437
Interest expense	(504)	(666)	(587)
Other (expense)/income - net	(15,833)	(16,992)	(16,591)
Income before income taxes	143,293	162,843	157,259
Income tax (provision)/ benefit	(54,456)	(61,794)	(59,407)
Equity in net income of subsidiaries	4,409	3,190	3,001
Net Income	93,246	104,239	100,853
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Service revenues and sales	30,189	29,482	27,545
Cost of services provided and goods sold	16,992	16,320	14,856
Selling, general and administrative expenses	12,496	10,872	7,997
Depreciation	942	888	806
Total costs and expenses	30,430	28,080	23,659
Income/ (loss) from operations	(241)	1,402	3,886
Interest expense	182	(58)	(124)
Other (expense)/income - net	4,977	3,489	801
Income before income taxes	4,918	4,833	4,563
Income tax (provision)/ benefit	125	(1,722)	(1,734)
Net Income	5,043	3,111	2,829
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	23,055	22,618	21,895
Depreciation	959	942	945
Amortization	1,981	1,924	1,756
Total costs and expenses	25,995	25,484	24,596
Income/ (loss) from operations	(25,995)	(25,484)	(24,596)
Interest expense	(14,713)	(13,999)	(13,177)
Other (expense)/income - net	16,326	17,626	16,507
Income before income taxes	(24,382)	(21,857)	(21,266)
Income tax (provision)/ benefit	7,729	7,001	6,564
Equity in net income of subsidiaries	93,880	104,160	100,681
Net Income	$ 77,227	$ 89,304	$ 85,979